General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expenses [Abstract]
General and Administrative Expenses

Note 22 - General and Administrative Expenses

	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands
Payroll, salaries and associated expenses	16,526	8,238	4,766
Professional services	4,120	2,942	1,912
Office and maintenance	1,963	965	479
Depreciation	1,705	1,054	641
Management and director fees	819	739	448
Others	3,606	1,631	772

Total	28,739	15,569	9,018